EQUITY-BASED COMPENSATION (Summary of Stock Options Activity) (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units | shares	493,082
Granted, Units | shares
Outstanding balances at end, Units | shares	493,082
Vested and exercisable, Units | shares	299,949
Outstanding balances at beginning, Weighted-Average Exercise Price | $ / shares	$ 25.19
Granted, Weighted-Average Exercise Price | $ / shares
Outstanding balances at end, Weighted-Average Exercise Price | $ / shares	25.19
Vested and exercisable, Weighted-Average Exercise Price | $ / shares	$ 24.65